Long-Term Loan (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 ILS (₪)
Long-Term Loan [Abstract]
Letter of credit					$ 2,054	₪ 7,904
Long-term loan			$ 5,248	₪ 20,263
Bearing interest rate	0.39%
Bank prime rate	1.50%
Interest expenses	$ 169	$ 156
Currency exchange income	$ 452	$ 453